Subsequent Events (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended
	Feb. 16, 2023	Mar. 23, 2023
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Severance amount (in Dollars)	$ 0.1
Forecast [Member]
Subsequent Events (Details) [Line Items]
Common stock, par valu		$ 0.0001
Bid price		1
Exceed price par share		$ 1